SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Foreign currency risk
Cash and cash equivalents denominated in RMB	$ 180,272	$ 216,342
Percentage of cash and cash equivalents which are denominated in RMB	85.10%	99.40%
Short-term investments denominated in RMB	$ 26,126	$ 7,944